Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES:
Net income (loss) for the period	$ (734,906)	$ (456,164)	$ (732,570)	$ (92,376)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization of property and equipment	44,540	8,663	10,992	22,343
Provision for doubtful accounts		2,675	2,675	(12,665)
Amortization of debt discounts	472,765	108,044	116,643
Derivative liability income	(463,894)	(79,857)	(76,556)
Loss on conversions of notes payable	797,252	114,652	138,009
Gain on settlement of accounts payable				(44,336)
Gain on write off of notes payable	(652,559)
Loss on disposal of assets	17,747
Stock-based compensation	63,728	52,368	272,147
Changes in operating assets and liabilities:
Accounts receivable	(6,929)			12,665
Prepaid expenses and other current assets	(38,393)
Accounts payable	30,215	28,671	33,455	53,649
Accrued expenses	34,471	30,000	21,000
Deferred compensation	4,638	10,487	5,982	7,102
Accrued interest	67,058	54,180	76,770	52,659
Net cash used in operating activities	(364,267)	(126,281)	(131,453)	(959)
INVESTING ACTIVITIES:
Purchase of property and equipment	(205,382)
Purchase of intangible assets	(10,000)
Net cash used in investing activities	(215,382)
FINANCING ACTIVITIES:
Proceeds from convertible notes payable	616,500	123,000	123,000
Proceeds from other debt - net	19,893
Repayment of convertible note	(110,000)
Loans from officers	104,377	5,445	8,475
Net cash provided by financing activities	630,770	128,445	131,475
NET INCREASE (DECREASE) IN CASH	51,121	2,164	22	(959)
CASH, BEGINNING OF PERIOD	757	735	735	1,694
CASH, END OF PERIOD	51,878	2,899	757	735
Supplemental disclosure of cash flow information
Interest				42,650
Income taxes
Non-Cash investing and financing activities:
Initial derivative liability charged to debt discount	420,000	120,000	120,000
Issuance of 25,000 shares, Series B Convertible Preferred Stock in satisfaction of deferred compensation liability		25,000	25,000
Issuance of 6,000 shares, Series B Convertible Preferred Stock in satisfaction of loans payable to officer		6,000	6,000
Principal			107,000
Accrued interest and charges			3,620
Total debt satisfied			110,620
Fair value of 14,662,039 shares issued to lenders			248,629
Loss on conversions of convertible notes payable			$ 138,009
Issuance of common stock to directors for accrued compensation	56,779
Issuance of common stock and note payable to Seller of Amwaste, Inc. assets
Common stock	99,000
Note payable	110,000
Total	209,000
Issuance of common stock (fair value of $1,267,745) in satisfaction of notes payable ($465,810) and accrued interest ($4,683)	470,493
Issuance of common stock (fair value of $207,578) in satisfaction of notes payable ($91,000) and accrued interest ($1,926)		$ 91,926